Segment reporting (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [abstract]
Disclosure of selected financial information by segment	The following tables summarize selected financial information by segment for the years ended December 31,
2025, 2024 and 2023:

2025	North America	Enlarged Europe	Middle East & Africa	South America	China and India & Asia Pacific	Maserati	Other activities	Unallocated items & eliminations	Stellantis
(€ million)
Net revenues from external customers	60,962	57,602	9,708	16,031	1,867	726	6,612	—	153,508
Net revenues from transactions with other segments	—	171	1	166	1	—	258	(597)	—
Net revenues	60,962	57,773	9,709	16,197	1,868	726	6,870	(597)	153,508

Net profit/(loss)									(22,332)
Tax expense/(benefit)									(4,273)
Net financial expenses/ (income)									351
Operating income/(loss)									(26,254)

Adjustments:
Restructuring and other costs, net of reversals(1)	(17)	861	2	17	—	4	46	—	913
Takata airbags recall campaign(2)	—	590	27	5	—	—	—	—	622
Platform impairments(3)	5,700	270	—	—	—	613	—	—	6,583
Costs related to product plan realignments and program cancellations(4)	6,528	2,211	8	321	1	3	—	—	9,072
Other Impairments(5)	—	79	—	—	—	—	164	—	243
Battery JVs(6)	1,571	483	—	—	—	—	—	—	2,054
Hydrogen fuel cell program discontinuation(7)	—	1,094	—	—	—	—	—	—	1,094
CAFE penalty rate(8)	269	—	—	—	—	—	—	—	269
Stellantis Türkiye disposal(9)	—	—	246	—	—	—	—	—	246
Change in estimate for contractual warranties(10)	3,252	878	—	—	—	—	—	—	4,130
Other(11)	161	25	1	(35)	(9)	—	52	(9)	186
Total adjustments	17,464	6,491	284	308	(8)	620	262	(9)	25,412
Adjusted operating income/ (loss)	(1,892)	(651)	1,429	1,963	74	(198)	(726)	(841)	(842)

Share of profit/(loss) of equity method investees	37	(1,282)	60	(3)	3	—	(86)	—	(1,271)
(1) Primarily related to workforce reductions, mainly in Enlarged Europe
(2) Related to stop-drive campaign on certain vehicles in Enlarged Europe announced in June 2025
(3) Primarily as a result of reduced volumes and profitability expectations, platforms were impaired in North America for €5,700 million,
Maserati for €613 million and in Enlarged Europe for €270 million
(4) Primarily related to costs incurred as result of product plan realignments and program cancellations
(5) Impairment in Other activities is related the Free2Move business, the other impairments in Enlarged Europe relate to write downs of assets on classification to held for sale as well as the impairment of a prepayment to a supplier, which is not expected to be recoverable
(6) Related to steps of rationalizing battery manufacturing capacity
(7) During the year ended December 31, 2025, Stellantis decided to discontinue its hydrogen fuel cell strategy. As a result, the following items have been impaired: (i) investment in Symbio (€324 million), (ii) loans granted to Symbio (€146 million), (iii) capitalized development expenditures and property, plant and equipment related to fuel cells (€341 million), (iv) in addition, provisions for risks were recognized
(€210 million) and (v) other expenses (€73 million)
(8) As a result of the elimination of CAFE fines with the enactment of OBBB, the Company recognized a net expense of €97 million, comprised of net €172 million of CAFE credits recognized as a reduction of Cost of revenues, which remains included in Adjusted operating income as these amounts reduced prior year CAFE fines, and a net expense of €269 million, which is excluded from AOI and comprised of (i) elimination of the CAFE provision of €844 million, (ii) impairment of the regulatory credit assets of €609 million, and (iii)
onerous contracts related to contractual purchase commitments for CAFE credits of €504 million
(9) Sale of Stellantis Türkiye to the Company’s joint venture, Tofas, for which the Company recognized an estimated loss on disposal of
€246 million, driven primarily by the recycling of the cumulative translation reserve from Equity to the Consolidated Income Statement upon disposal
(10) Related to the change in estimate for contractual warranty provisions, resulting from the reassessment of the estimation process, taking into account recent increases in cost inflation and a deterioration in quality, as a result of operational choices, which did not deliver the expected quality performance
(11) Comprised primarily of (i) adjustments to costs previously recognized to support the workforce during the transformation of certain plants in North America, (ii) gains/(losses) recognized on the disposal of non-significant entities and on dilution of certain of our equity method investees, including Archer
For a description of platform impairments, costs related to product plan realignments and program cancellations, rationalization of our battery manufacturing capacity, the discontinuation of our hydrogen fuel cell development program, refer to Note 2, Basis of preparation - Strategic plan undergoing reassessment for additional information. For details on change in estimate for contractual warranty provisions, refer to Note 21,
Provisions for additional information.

2024	North America	Enlarged Europe	Middle East & Africa	South America	China and India & Asia Pacific	Maserati	Other activities	Unallocated items & eliminations	Stellantis
(€ million)
Net revenues from external customers	63,449	58,844	10,109	15,883	1,991	1,038	5,324	240	156,878
Net revenues from transactions with other segments	1	166	(12)	(20)	2	2	827	(966)	—
Net revenues	63,450	59,010	10,097	15,863	1,993	1,040	6,151	(726)	156,878

Net profit/(loss)									5,520
Tax expense/(benefit)									(1,488)
Net financial expenses/ (income)									(345)
Operating income/(loss)									3,687

Adjustments:
Restructuring and other costs, net of reversals(1)	510	1,027	1	20	6	22	31	—	1,617
Impairment expense and supplier obligations(2)	31	207	2	—	16	1,526	25	—	1,807
Takata recall campaign(3)	—	711	21	36	—	—	—	—	768
Lifetime onerous contracts(4)	636	—	—	—	1	—	—	—	637
Other(5)	62	(6)	—	32	(5)	—	7	42	132
Total adjustments	1,239	1,939	24	88	18	1,548	63	42	4,961
Adjusted operating income	2,660	2,419	1,901	2,272	(58)	(260)	144	(430)	8,648

Share of profit/(loss) of equity method investees	(8)	(310)	51	1	(72)	—	305	—	(33)
(1) Primarily related to workforce reductions, mainly in Enlarged Europe and North America
(2) Primarily related to (i) €1,063 million of impairments of certain platform assets in Maserati and Enlarged Europe, net of reversal, driven by projected decreases in margins for certain models and the cancellation of certain projects prior to launch, (ii) €230 million of provisions accrued for supplier obligations, relating to projects in development which were cancelled prior to launch (and for which the related capitalized R&D was impaired under (i) above), and (iii) €514 million of goodwill impairments related to the Maserati segment
(3) Extension of Takata airbags recall campaign
(4) Provision primarily related to lifetime service contracts sold in North America prior to the merger determined to be onerous during 2024
(5) Consisting of other adjustments which are individually insignificant

2023	North America	Enlarged Europe	Middle East & Africa	South America	China and India & Asia Pacific	Maserati	Other activities	Unallocated items & eliminations	Stellantis
(€ million)
Net revenues from external customers	86,498	66,444	10,560	16,148	3,526	2,335	4,207	(174)	189,544
Net revenues from transactions with other segments	2	154	—	(90)	2	—	1,004	(1,072)	—
Net revenues	86,500	66,598	10,560	16,058	3,528	2,335	5,211	(1,246)	189,544

Net profit/(loss)									18,625
Tax expense/(benefit)									3,793
Net financial expenses/(income)									(42)
Operating income/(loss)									22,376

Adjustments:
Restructuring and other costs, net of reversals(1)	650	475	—	14	1	1	20	—	1,161
Collective agreements related costs(2)	428	—	—	—	—	—	—	—	428
Argentina currency devaluation(3)	—	—	—	302	—	—	—	—	302
Impairment expense and supplier obligations(4)	—	47	—	—	154	—	—	—	201
Reorganization of financial services(5)	—	—	—	—	—	—	76	—	76
Takata recall campaign	—	(44)	30	—	4	—	—	—	(10)
Patents litigation(6)	(20)	(40)	—	(1)	—	—	—	—	(61)
Gains on disposal of equity investments and other assets(7)	(65)	(40)	—	—	(57)	—	(39)	—	(201)
Other(8)	40	99	1	(43)	(18)	—	(15)	7	71
Total adjustments	1,033	497	31	272	84	1	42	7	1,967
Adjusted operating income	13,298	6,519	2,503	2,369	502	141	(322)	(667)	24,343

Share of profit/(loss) of equity method investees	(6)	(139)	192	16	18	—	410	—	491
(1) Primarily related to workforce reductions and includes €243 million relating to the new collective bargaining agreements in North
America
(2) Primarily related to past service costs arising from employee benefit plan amendments related to the new collective bargaining agreements in North America. Total cost of €671 million is comprised of €243 million in Restructuring and other costs, net of reversals and
€428 million in Collective bargaining agreements costs. Refer to Note 27, Guarantees granted, commitments and contingent liabilities for additional information
(3) Impact of the December 2023 devaluation of the Argentine Peso from the new government's economic policies, comprised of
€(197) million in Net revenues, €(147) million in Cost of revenues, and €42 million in Selling, general and other costs
(4) Related to impairments, mainly impairment of research and development assets in China and India & Asia Pacific, and impairment of certain platform assets in Enlarged Europe
(5) Net costs associated with the reorganization of our financial services activities in Europe
(6) Reversal of provisions related to litigation by certain patent owners related to the use of certain technologies in prior periods
(7) Mainly related to gains on disposals of investments and of fixed assets
(8) Consisting of other adjustments which are individually non-significant

Disclosure of information about geographical area	Net revenues by geographical area were as follows:

	Years ended December 31,
(€ million)	2025	2024	2023
Net revenues in:
North America(1)	63,888	65,309	88,466
France	15,746	16,363	18,079
Brazil	11,723	13,577	13,742
Italy	10,440	11,166	11,790
Germany	7,956	8,371	10,467
United Kingdom	7,740	8,108	8,380
Türkiye	5,889	5,969	6,187
Spain	4,159	4,286	5,147
Argentina	3,652	1,413	1,524
Belgium	2,259	2,115	2,533
Austria	1,299	1,062	812
Netherlands	1,286	1,513	1,577
Portugal	1,284	1,252	1,335
Poland	1,247	1,166	1,204
Algeria	1,185	1,245	1,079
Morocco	783	609	464
Japan	738	894	1,377
China	382	638	1,141
Other countries	11,852	11,822	14,240
Total Net revenues	153,508	156,878	189,544
(1) Refers to the geographical area and not our North America reporting segment
The following table summarizes the non-current assets (other than financial instruments, deferred tax assets and post-employment benefits assets) attributed to certain geographic areas:

	At December 31,
(€ million)	2025	2024
North America(1)	51,633	62,276
France	17,120	19,020
Italy	7,045	7,696
Germany	5,140	5,079
Brazil	3,780	3,414
Spain	1,583	1,709
United Kingdom	1,290	1,476
Poland	1,172	1,116
Slovakia	582	615
Serbia	286	257
Other countries(2)	6,011	6,505
Total Non-current assets (other than financial instruments, deferred tax assets and post-employment benefits assets)	95,642	109,163
(1) Refers to the geographical area and not our North America reporting segment
(2) Includes the Netherlands, amounts here are individually immaterial